VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

February 27, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:                          Voya Series Fund, Inc. (“Registrant”)

File Nos. 033-41694; 811-06352

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Registrant’s Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares for Voya Global Diversified Payment Fund’s Prospectus and Statement of Additional Information, each dated February 28, 2019, that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 230 to the Registrant’s Registration Statement on Form N-1A filed on February 26, 2019.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management — Voya Family of Funds

Attachment

cc:                                Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza

Ropes & Gray LLP